Related party transactions (Details)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CAD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares	Dec. 31, 2025 USD ($)	Mar. 31, 2026 shares
Related party transactions (Details) [Line Items]
Accrued management bonuses | $							$ 645,570
Debenture units issued (in Shares)								3,750
Rright-of-use asset recognized | $	$ 63,943		$ 63,943				102,320
Aggregate monthly installments (in Dollars) | $				$ 54,240
Accounts payable and accrued liabilities | $	0		0				$ 645,570
Directors [Member]
Related party transactions (Details) [Line Items]
Director’s compensation | $	$ 30,495	$ 30,777	$ 61,342		$ 60,363
Performance Share Units [Member]
Related party transactions (Details) [Line Items]
Number of performance share units granted (in Shares)			5,000	5,000	57,692
Exercise prices per shares | $ / shares			$ 6.5
Performance Share Units [Member] | Bottom of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares | $ / shares						$ 6.6
Performance Share Units [Member] | Top of range [member]
Related party transactions (Details) [Line Items]
Exercise prices per shares | $ / shares						$ 9.9
Total for all related parties [member]
Related party transactions (Details) [Line Items]
Debenture units issued (in Shares)								300
Chief Executive Officers [Member]
Related party transactions (Details) [Line Items]
Debenture units issued (in Shares)								1,400
Class B Subordinate Voting Shares [Member]
Related party transactions (Details) [Line Items]
Issued bonus shares (in Shares)			300,000	300,000
Class B Subordinate Voting Shares [Member] | Chief Financial Officer [Member]
Related party transactions (Details) [Line Items]
Issued bonus shares (in Shares)			311,818	311,818